Shareholder Report, Line Graph (Details) 211130_Founder-Led ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 29, 2025	Dec. 31, 2025
Founder-Led ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Founder-Led ETF NAV
Accumulated Value	$ 10,000	$ 9,866
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 9,914